Income Taxes (Narrative) (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsidiaries And Vies [Member]
Income Tax Disclosure [Line Items]
Dividend witholding tax rate				10.00%
Retained earnings - appropriated	$ 8,323,312	$ 8,323,312	$ 7,282,560	$ 2,630,000